RISK MANAGEMENT - Structural foreign exchange risk - Financial assets (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 303,076,129		$ 259,515,428
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 30,224	130,763,369	$ 24,436	103,554,011
Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,873		7,162
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		14,160,846		11,996,398
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		258,433,837		224,581,946
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		28,966,356		21,608,992
Loan portfolio | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	19,678	83,863,582	16,078	69,096,428
Loan portfolio | Financial assets at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,754		5,006
Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		11,038,856		9,113,668
Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		11,038,856		9,113,668
Investment securities at fair value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		30,488,831		22,947,186
Trade receivables / other accounts receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		14,996,337		11,702,301
Trade receivables / other accounts receivable | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	367	1,949,445	238	1,329,979
Trade receivables / other accounts receivable | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	201		168
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		34,025,535		30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		34,025,535		30,117,236
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,521	25,963,067	5,003	20,545,934
Cash and cash equivalents | Financial assets at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,043		1,266
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	150	527,510	7	23,043
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4
Debt securities | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4,780,993		4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		4,780,993		4,673,113
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	122	417,925	168	606,107
Debt securities | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets			17
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		7,385		10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		28,966,356		21,608,992
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,092	16,997,663	2,634	10,942,222
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	860		705
Derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,290,144		1,084,032
Derivatives | Trading securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,133,924		917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		1,133,924		917,434
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	258	887,957	257	843,700
Derivatives | Trading securities | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1
Derivatives | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		156,220		166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		156,220		166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36	$ 156,220	$ 51	$ 166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other currencies | Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 10